Share-Based Payment Arrangements	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements
17.	SHARE-BASED PAYMENT ARRANGEMENTS
Employee Share Option Plan
Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017.

The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease of 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.

Each option entitles the holder to subscribe for one ordinary share of the Company. Options granted pursuant to the 2010 to 2016 Plan are either vested in full as of the date of grant or are 25% vested as of the date of grant, with the remaining 75% vesting in equal annual installments over the three years following the date of grant. Options granted pursuant to the 2017 Plan vest in full upon the two year anniversary of the date of grant.
On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The maximum number of ordinary shares that may be issued under the 2020 EIP is 20,676,974 ordinary shares (an equivalent of 4,135,395
ADSs
 of the Company, each ADS representing five ordinary shares). Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP, but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options. References in this summary to ordinary shares include an equivalent number of the Company’s ADSs.

Under the Company’s 2020 employee share option plan, qualified employees of the Company and its affiliates were granted
3,824,062
options on December 15, 2020, 12,000 options on January 28, 2021, 75,000 options on February 22, 2021, and 75,000 options on March 22, 2021. Each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for
10
years and exercisable at certain percentages once they have vested
. No performance conditions were attached to the plan.

Information on employee share options granted from July 2011 to 2016 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares):

	For the six months ended June 30
	2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,670,356	$1.43	6,670,356	$1.43
Options forfeited	—	—	—	—
Options exercised	—	—	(114,500)	1.87

Balance at June 30	6,670,356	1.43	6,555,856	1.43

Options exercisable, end of period	6,670,356	1.43	6,555,856	1.43

Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares):

	For the six months ended June 30
	2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	501,167	$1.28	501,167	$1.28
Options forfeited	—	—	—	—

Balance at June 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	501,167	1.28	501,167	1.28

There were no employee share options granted for the six months ended June 30, 2020.
Information on employee share options granted in January 2021, February 2021 and March 2021 are as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30 2021
	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1, 2021	3,824,062	$2.06
Options granted	162,000	3.86
Options forfeited	(81,000)	—

Balance at June 30, 2021	3,905,062	2.13

Options exercisable, end of period	266,100	2.06

Weighted-average fair value of options granted		$2.63

Information on outstanding options as of June 30, 2021 is as follows:

July 2011		July 2012		July 2013		July 2014
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0.7	$0.80	1.7	$0.80 - $1.36	2.7	$1.36	3.7

July 2015		July 2016		July 2017		December 2020		January-March 2021
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9	$2.06	9.59	$2.35-$4.12	9.79
Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016, September 2017, December 2020, January 2021, February 2021 and March 2021 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017	December 2020	January-March 2021
Grant-date share price	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22	$2.35-$4.12
Exercise price	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12
Expected volatility	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%	59.99% - 64.92%
Expected life (years)	10	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—	—
Risk-free interest rate	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%	0.92%	1.07%-1.69%
Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.
Compensation costs recognized for the six months ended June 30, 2020 and 2021 were $0 and $1,564,673, respectively.
Long Term Incentive Plan
In 2017, 2018 and 2019, the Company granted ordinary shares bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP. Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice.

The quoted fair value on the reporting date is based on the closing price per ADS of $2.03 and $1.90 as of December 31, 2019 and December 31, 2020, respectively.
The quoted fair value on the reporting date is based on the closing price per ADS of $2 and $3.30 as of June 30, 2020 and June 30, 2021, respectively.
The Company’s 2017 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	232,000	215,133
Awards exercised	—	(13,867)
Awards forfeited	(50,600)	—

Balance at June 30	181,400	201,266

Balance exercisable, end of period	173,400	201,266

The Company’s 2018 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	168,089	142,445
Awards exercised		(9,928)
Awards forfeited	(38,466)	—

Balance at June 30	129,623	132,517

Balance exercisable, end of period	56,030	89,309

The Company’s 2019 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	491,020	386,950
Awards forfeited	(104,070)	—

Balance at June 30	386,950	386,950

Balance exercisable, end of period	—	128,983

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit
fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.
The Company recognized total expenses of $166,992 and $765,201 in respect of the LTIPs for the six months ended June 30, 2020 and 2021, respectively. As of December 31, 2020 and June 30, 2021, the Company recognized compensation liabilities of $1,073,593 and $1,429,303 as current (classified as other payables), respectively, and $111,990 and $272,242 as non-current,
respectively.